STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Share capital [Member]	Additional paid-in capital [Member]	Treasury Stock [Member]	Accumulated other comprehensive income (loss) [Member]	Retained earnings [Member]	Total
Balance at Dec. 31, 2012	$ 16,666	$ 1,045,733	$ (203,907)	$ 12,194	$ 320,402	$ 1,191,088
Issuance of shares of ESPP	6	777				783
Exercise of share options	523	38,395				38,918
Restricted shares vesting in respect of Merced acquisition	17	(17)
Stock-based compensation		26,307				26,307
Excess tax benefit from share-based payment arrangements		1,172				1,172
Treasury shares purchased			(79,944)			(79,944)
Other comprehensive income (loss)				207		207
Dividends paid					(29,010)	(29,010)
Net income					55,275	55,275
Balance at Dec. 31, 2013	17,212	1,112,367	(283,851)	12,401	346,667	1,204,796
Issuance of shares of ESPP	3	433				436
Exercise of share options	400	27,605				28,005
Stock-based compensation		29,814				29,814
Excess tax benefit from share-based payment arrangements		1,205				1,205
Treasury shares purchased			(92,786)			(92,786)
Other comprehensive income (loss)				(22,947)		(22,947)
Dividends paid					(38,142)	(38,142)
Net income					103,075	103,075
Balance at Dec. 31, 2014	17,615	1,171,424	(376,637)	(10,546)	411,600	1,213,456
Exercise of share options	362	26,736				27,098
Stock-based compensation		28,451				28,451
Excess tax benefit from share-based payment arrangements		7,595				7,595
Treasury shares purchased			(68,384)			(68,384)
Other comprehensive income (loss)				(13,659)		(13,659)
Dividends paid					(38,239)	(38,239)
Net income					258,831	258,831
Balance at Dec. 31, 2015	$ 17,977	$ 1,234,206	$ (445,021)	$ (24,205)	$ 632,192	$ 1,415,149